Note 16 - Related Party Transactions	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

16. RELATED PARTY TRANSACTIONS

We paid approximately $0.01 million and $0.1 million in 2022 and 2021, respectively, for patent-related legal services to SKGF, of which Robert Sterne, one of our directors since September 2006, is a partner.  In addition, we paid approximately $0.1 million in both 2022 and 2021 for principal and interest on the SKGF Note (see Note 8).  The SKGF Note has an outstanding balance, including accrued interest, of approximately $0.6 million at December 31, 2022.

In May 2022, we sold an aggregate of $0.1 million in promissory notes, convertible into shares of our common stock at a fixed conversion price of $0.13 to Paul Rosenbaum, one of our directors since December 2016.  As of December 31, 2022, Mr. Rosenbaum holds $0.2 million of our convertible promissory notes convertible into 1.02 million shares of common stock.

In August 2022, we sold an aggregate of $0.03 million in promissory notes, convertible into approximately 0.2 million shares of our common stock at a fixed conversion price of $0.13 to Sanford Litvack, who became an independent director in October 2022. In January 2023, Mr. Litvack purchased 62,500 shares of our common stock at $0.16 per share in a private placement transaction (see Note 18).